Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Liabilities [Abstract]
Warrant liabilities	$ 21,808	$ 252,969	$ 11,980